Income Tax - Income Tax Expense in Consolidated Income Statement (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
PRC income tax
Provision for the year	¥ 962	¥ 2,280		¥ 2,203
(Over)/under-provision in prior year	(27)	(2)		47
Current tax expense	935	2,278		2,250
Deferred tax (Note 29)
Origination and reversal of temporary differences	65	(302)		(487)
Tax expense	¥ 1,000	¥ 1,976	[1]	¥ 1,763	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).